Investing in Forward and Futures Contracts - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Forward currency contracts [Member]
Derivative Volume [Line Items]
Average month-end notional amounts of open forward currency contracts	$ 156,368,559	$ 244,031,041
Futures contracts [Member]
Derivative Volume [Line Items]
Average month-end notional amounts of open futures contracts	$ 116,054,741	$ 602,423,480